Segment Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 JPY (¥) segment	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)
Segment Reporting Information
Number of operating segments | segment	3
Revenues	¥ 5,409,825	¥ 3,341,617	¥ 3,908,264
Operating income (loss)	(470,587)	(746,088)	34,350
Depreciation and amortization	126,243	62,290	46,174
Total assets	5,753,061	5,713,466	4,757,465
Relaxation Salon Segment
Segment Reporting Information
Revenues	5,196,540	3,315,947	3,864,656
Operating income (loss)	699,105	(140,866)	279,439
Depreciation and amortization	80,917	32,261	34,025
Total assets	4,002,005	3,096,094	3,346,739
Digital Preventative Healthcare
Segment Reporting Information
Revenues	43,965	25,670	43,608
Operating income (loss)	(144,857)	(66,100)	(43,056)
Depreciation and amortization	11,113	8,007	4,764
Total assets	161,945	34,247	29,565
Luxury Beauty
Segment Reporting Information
Revenues	169,320
Operating income (loss)	(6,538)
Depreciation and amortization	10,736
Total assets	701,172
Operating segments
Segment Reporting Information
Revenues	5,409,825	3,341,617
Corporate and eliminations
Segment Reporting Information
Operating income (loss)	(1,018,297)	(539,122)	(202,033)
Depreciation and amortization	23,477	22,022	7,385
Total assets	887,939	2,583,125	1,381,161
Directly-operated salons
Segment Reporting Information
Revenues	4,006,834	2,026,806	2,031,155
Directly-operated salons | Relaxation Salon Segment
Segment Reporting Information
Revenues	3,278,514	2,026,806
Directly-operated salons | Luxury Beauty
Segment Reporting Information
Revenues	169,320
Directly-operated salons | Operating segments
Segment Reporting Information
Revenues	3,447,834	2,026,806
Franchise fees
Segment Reporting Information
Revenues	1,359,026	1,289,141	1,833,501
Franchise fees | Relaxation Salon Segment
Segment Reporting Information
Revenues	199,889	175,445
Franchise fees | Operating segments
Segment Reporting Information
Revenues	199,889	175,445
Royalty income | Relaxation Salon Segment
Segment Reporting Information
Revenues	209,848	179,745
Royalty income | Operating segments
Segment Reporting Information
Revenues	209,848	179,745
Staffing service revenue | Relaxation Salon Segment
Segment Reporting Information
Revenues	263,962	254,282
Staffing service revenue | Operating segments
Segment Reporting Information
Revenues	263,962	254,282
Sublease revenue | Relaxation Salon Segment
Segment Reporting Information
Revenues	437,976	492,371
Sublease revenue | Operating segments
Segment Reporting Information
Revenues	437,976	492,371
Other franchise revenues | Relaxation Salon Segment
Segment Reporting Information
Revenues	247,351	187,298
Other franchise revenues | Operating segments
Segment Reporting Information
Revenues	247,351	187,298
Other revenues
Segment Reporting Information
Revenues	43,965	25,670	¥ 43,608
Other revenues | Digital Preventative Healthcare
Segment Reporting Information
Revenues	43,965	25,670
Other revenues | Operating segments
Segment Reporting Information
Revenues	¥ 43,965	¥ 25,670